IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and CVA but is before allowance for credit losses or credit risk mitigation for IRB approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.

$ millions, as at	2024 Jan. 31			2023 Oct. 31
	IRB approach (1)	Standardized approach	Total	IRB approach (1)	Standardized approach	Total
Business and government portfolios
Drawn	$378,371	$14,532	$392,903	$318,366	$80,259	$398,625
Undrawn commitments	68,698	984	69,682	58,823	9,661	68,484
Repo-style transactions	352,318	–	352,318	340,267	–	340,267
Other off-balance sheet	16,311	390	16,701	15,482	937	16,419
OTC derivatives	15,713	75	15,788	17,688	140	17,828
Gross EAD on business and government portfolios	831,411	15,981	847,392	750,626	90,997	841,623
Less: Collateral held for repo-style transactions	336,055	–	336,055	325,118	–	325,118
Net EAD on business and government portfolios	495,356	15,981	511,337	425,508	90,997	516,505
Retail portfolios
Drawn	323,594	7,562	331,156	320,785	11,012	331,797
Undrawn commitments	106,767	3,934	110,701	103,846	3,826	107,672
Other off-balance sheet	386	103	489	413	116	529
Gross EAD on retail portfolios	430,747	11,599	442,346	425,044	14,954	439,998
Securitization exposures (2)	24,511	14,818	39,329	24,171	13,870	38,041
Gross EAD (3)	$1,286,669	$42,398	$1,329,067	$1,199,841	$119,821	$1,319,662
Net EAD (3)	$950,614	$42,398	$993,012	$874,723	$119,821	$994,544
(1)	Beginning in the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.
(2)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach (SEC-ERBA), which is inclusive of the internal assessment approach (SEC-IAA), includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(3)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2024 Jan. 31	2023 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,024	$–	$1,024	$1,019
Personal	302	–	302	280
Credit card	269	150	419	361
Business and government	243	–	243	184
	$1,838	$150	$1,988	$1,844

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

$ millions, as at or for the three months ended				2024 Jan. 31		2023 Oct. 31		2023 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$11.9	$5.3	$7.5	$7.4	$7.9	$7.5	$7.1	$7.1
Credit spread risk	2.8	1.7	2.6	2.4	2.1	1.9	1.6	1.4
Equity risk	7.5	4.8	5.2	5.7	4.6	5.0	5.4	5.7
Foreign exchange risk	1.9	0.5	1.2	0.9	1.2	0.7	0.8	1.1
Commodity risk	3.8	1.6	3.0	2.7	1.9	1.9	3.4	2.5
Diversification effect (1)	n/m	n/m	(9.1)	(9.8)	(7.2)	(7.6)	(10.1)	(9.0)
Total VaR (one-day measure)	$13.1	$7.1	$10.4	$9.3	$10.5	$9.4	$8.2	$8.8
(1)
Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect. Prior period amounts have been restated to conform with the current quarter’s presentation.

n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2024 Jan. 31			2023 Oct. 31			2023 Jan. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$163	$114	$277	$303	$91	$394	$255	$37	$292
Increase (decrease) in EVE	(787)	(363)	(1,150)	(588)	(295)	(883)	(523)	(335)	(858)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(217)	(111)	(328)	(327)	(88)	(415)	(297)	(25)	(322)
Increase (decrease) in EVE	708	379	1,087	507	319	826	465	351	816
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2024	Cash and deposits with banks	$46,520	$–	$46,520	$827	$45,693
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	163,000	90,282	253,282	136,371	116,911
	Other debt securities	5,224	11,480	16,704	5,027	11,677
	Equities	50,280	35,141	85,421	39,959	45,462
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,629	1,290	34,919	14,721	20,198
	Other liquid assets (2)	13,100	2,594	15,694	7,125	8,569
		$311,753	$140,787	$452,540	$204,030	$248,510
2023	Cash and deposits with banks	$55,718	$–	$55,718	$862	$54,856
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	155,487	94,880	250,367	134,415	115,952
	Other debt securities	5,729	11,681	17,410	4,343	13,067
	Equities	43,798	28,432	72,230	33,317	38,913
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,733	4,908	36,641	17,365	19,276
	Other liquid assets (2)	12,597	2,685	15,282	8,238	7,044
		$305,062	$142,586	$447,648	$198,540	$249,108
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however
,
this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$8,910	$–	$–	$–	$–	$–	$–	$–	$–	$8,910
Interest-bearing deposits with banks	37,610	–	–	–	–	–	–	–	–	37,610
Securities	5,928	5,866	6,076	5,713	6,382	38,024	61,792	43,930	54,526	228,237
Cash collateral on securities borrowed	19,763	–	–	–	–	–	–	–	–	19,763
Securities purchased under resale agreements	40,340	15,159	10,662	4,014	1,068	1,452	–	–	–	72,695
Loans
Residential mortgages	3,565	6,507	13,447	9,468	20,909	76,129	135,626	8,827	–	274,478
Personal	933	680	690	852	682	925	4,291	5,247	31,160	45,460
Credit card	391	782	1,173	1,173	1,173	4,692	9,233	–	–	18,617
Business and government	13,984	8,074	14,087	11,041	11,135	35,684	68,220	17,818	14,861	194,904
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,020)	(4,020)
Derivative instruments	894	2,514	2,181	1,278	1,804	3,140	5,752	7,000	71	24,634
Customers’ liability under acceptances	9,333	519	4	–	–	–	–	–	–	9,856
Other assets	–	–	–	–	–	–	–	–	40,523	40,523
	$141,651	$40,101	$48,320	$33,539	$43,153	$160,046	$284,914	$82,822	$137,121	$971,667
October 31, 2023 (2)	$148,846	$41,962	$44,949	$38,144	$42,260	$151,110	$301,854	$80,914	$125,651	$975,690
Liabilities
Deposits (3)	$46,694	$40,123	$60,318	$47,365	$45,103	$46,093	$71,844	$19,505	$347,500	$724,545
Obligations related to securities sold short	20,138	–	–	–	–	–	–	–	–	20,138
Cash collateral on securities lent	7,591	–	–	–	–	–	–	–	–	7,591
Obligations related to securities sold under repurchase agreements	72,822	15,651	31	–	–	500	606	–	–	89,610
Derivative instruments	1,185	2,875	1,996	1,974	2,367	3,313	7,633	11,336	8	32,687
Acceptances	9,387	519	4	–	–	–	–	–	–	9,910
Other liabilities	23	48	72	71	71	271	609	907	22,945	25,017
Subordinated indebtedness	–	–	35	–	–	–	–	7,808	–	7,843
Equity	–	–	–	–	–	–	–	–	54,326	54,326
	$157,840	$59,216	$62,456	$49,410	$47,541	$50,177	$80,692	$39,556	$424,779	$971,667
October 31, 2023 (2)	$143,144	$58,442	$57,764	$58,203	$50,934	$49,917	$87,009	$39,861	$430,416	$975,690
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.
(3)
Comprises $243.3 billion (October 31, 2023: $239.0 billion) of personal deposits; $458.1 billion (October 31, 2023: $462.1 billion) of business and government deposits and secured borrowings; and $23.1 billion (October 31, 2023: $22.3 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$1,707	$8,329	$7,184	$5,733	$6,270	$24,505	$67,626	$2,323	$235,904		$359,581
Securities lending (2)	42,269	7,754	6,660	–	–	–	–	–	–		56,683
Standby and performance letters of credit	4,461	2,054	3,705	3,124	5,757	603	782	206	–		20,692
Backstop liquidity facilities	–	42	174	33	18,784	717	403	138	–		20,291
Documentary and commercial letters of credit	35	28	24	5	3	32	31	–	–		158
Other	6,987	–	–	–	–	–	–	–	–		6,987
	$55,459	$18,207	$17,747	$8,895	$30,814	$25,857	$68,842	$2,667	$235,904		$464,392
October 31, 2023	$50,748	$31,234	$14,032	$11,853	$8,917	$29,890	$72,394	$3,516	$232,656		$455,240
(1)	Includes $183.5 billion (October 31, 2023: $179.2 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $7.6 billion (October 31, 2023: $8.1 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at January 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$73	$124	$238	$208	$159	$486	$546	$79	$1,913
Future lease commitments (2)	–	–	–	–	–	17	92	460	569
Investment commitments	–	9	–	1	1	3	13	519	546
Underwriting commitments	297	–	–	–	–	–	–	–	297
Pension contributions (3)	11	22	33	32	–	–	–	–	98
	$381	$155	$271	$241	$160	$506	$651	$1,058	$3,423
October 31, 2023 (2)	$145	$172	$237	$251	$201	$527	$705	$1,106	$3,344
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2024 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.